Financial instruments and financial risk management - Analysis of the contractual maturities (Details)	Sep. 30, 2020 CAD ($)
Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 2,533,284
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Trade payables and accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	499,925
Trade payables and accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Trade payables and accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	2,032,961
Accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Due to related parties | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	398
Due to related parties | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Due to related parties | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Shareholder loan | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Shareholder loan | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Shareholder loan | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 0